SouthernSun U.S. Equity Fund
RISK/RETURN
Supplement dated April 9, 2012 to the Prospectus dated April 3, 2012 The sections entitled: “Fees and Expenses of the Fund” and “Example” on page 1 of the Prospectus, are replaced with the following:
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun U.S. Equity Fund	SouthernSun U.S. Equity Fund Investor Shares	SouthernSun U.S. Equity Fund Institutional Shares	SouthernSun U.S. Equity Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun U.S. Equity Fund		SouthernSun U.S. Equity Fund Investor Shares	SouthernSun U.S. Equity Fund Institutional Shares	SouthernSun U.S. Equity Fund Class C Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	3.56%	3.56%	3.56%
Acquired Fund Fees and Expenses	[1][2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.67%	4.42%	5.42%
Fee Waiver and/or Reimbursement	[3]	(3.51%)	(3.51%)	(3.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.16%	0.91%	1.91%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until April 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.15%, 0.90% and 1.90% for Investor Shares, Institutional Shares and Class C Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SouthernSun U.S. Equity Fund (USD $)	1 Year	3 Years
SouthernSun U.S. Equity Fund Investor Shares	118	1,091
SouthernSun U.S. Equity Fund Institutional Shares	93	1,018
SouthernSun U.S. Equity Fund Class C Shares	194	1,307